SHAREHOLDERS' DEFICIT- Summary of status of company's outstanding stock warrants (Details 2) - Common Stock warrants - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common Stock Warrants
Outstanding and exercisable at beginning of year	25,098,330	25,084,730	45,473,780
Issued		13,600	14,964,740
Exercised
Expired			(35,353,790)
Outstanding and exercisable at end of year	25,098,330	25,098,330	25,084,730
Weighted Average Exercise Price
Outstanding	$ 0.15	$ 0.15	$ 0.15
Issued		0.15	0.15
Exercised
Expired			0.15
Outstanding	$ 0.15	$ 0.15	$ 0.15